Debt - Additional Information (Detail) $ in Thousands, $ in Thousands												6 Months Ended			120 Months Ended
	Jun. 25, 2024 MXN ($)	Jun. 18, 2024 MXN ($)	Jun. 12, 2024 MXN ($)	Jun. 03, 2024 MXN ($)	May 24, 2024 MXN ($)	Apr. 29, 2024 MXN ($)	Apr. 26, 2024 MXN ($)	Apr. 12, 2024 MXN ($)	Mar. 04, 2024 MXN ($)	Feb. 28, 2024 MXN ($)	Feb. 23, 2024 MXN ($)	Jun. 30, 2024 MXN ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 MXN ($)	Apr. 18, 2024 USD ($)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Nov. 13, 2023 MXN ($)	Nov. 13, 2023 USD ($)
Disclosure of long term debt [Line Items]
Domestic net debt																			$ 138,119,100
External net debt																				$ 3,726,500
Principal amount outstanding U.S.$												$ 1,618,209,028					$ 1,577,509,797
Line of credit																$ 5,902,000
Outstanding of revolving credit lines																182,558
Revolving credit facility amount																505,121
Repayment of revolving credit lines												620,190,507	$ 983,776	$ 436,838,825
PMI Trading Ltd
Disclosure of long term debt [Line Items]
Outstanding of revolving credit lines																		$ 661,213
Revolving credit facility available																$ 42,442
Promissory Note | Twenty Eight Days TIIE Plus 350 Basis Point
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$										$ 4,000,000	$ 3,000,000
Maturity										28-day	28-day
Interest rate basis spread											3.50%
Promissory Note | Twenty Eight Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$							$ 850
Maturity							28-day
Interest rate basis spread							4.00%
Promissory Note | Twenty Eight Days TIIE Plus 160 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$						$ 4,000
Maturity						28-day
Interest rate basis spread						1.60%
Promissory Note | Twenty Eight Days TIIE Plus 315 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$				$ 2,150
Maturity				28-day
Interest rate basis spread				3.15%
Credit Line
Disclosure of long term debt [Line Items]
Line of credit												20,500,000
Credit Line | Twenty Eight Days TIIE Plus 260 Basis Point, Maturing August 2024
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$									$ 1,000,000
Maturity									28-day
Interest rate basis spread									26000.00%
Credit Line | Ninety One Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$			$ 5,000,000					$ 5,000,000				2,500,000
Maturity			91-day					91-day
Interest rate basis spread			4.00%					4.00%
Credit Line | Twenty Eight Days TIIE Plus 260 Basis Point, Maturing November 2024
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$						$ 3,000,000
Maturity						28-day
Interest rate basis spread						26000.00%
Credit Line | Twenty Eight Days TIIE Plus 310 Basis Point, Maturing January 2025
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$		$ 1,700
Maturity		28-day
Interest rate basis spread		3.10%
Credit Line | Twenty Eight Days TIIE Plus 350 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$					$ 19,000
Maturity					28-days
Interest rate basis spread					3.50%
Credit Line | Twenty Eight Days TIIE Plus 270 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$	$ 23,400
Maturity	28-day
Interest rate basis spread	2.70%
Lines Of Credit | Ninety One Days TIIE Plus 400 Basis Points
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$												$ 500,000
Senior Guaranteed Floating Rate Notes | Ninety Days SOFR Plus 300 Basis Point
Disclosure of long term debt [Line Items]
Principal amount outstanding U.S.$															$ 500,000
Maturity															90-day
Interest rate basis spread															3.00%